EQUITY TRANSACTIONS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares	1,000,000,000
Issuance of ordinary shares from exercise of share options, shares	3,572,880	3,572,880
Aggregate consideration from shares issued from exercise of stock options	$ 2,457	¥ 17,105		¥ 41,473		¥ 5,583
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	1,224,180	1,224,180	10,503,520	10,503,520
Minimum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares	$ 0.2		$ 0.2		$ 0.2
Maximum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares	$ 1.0		$ 1.0		$ 1.0
Class A Ordinary shares [Member]
Class of Stock [Line Items]
Authorized share capital, ordinary shares	700,000,000		700,000,000		700,000,000
Ordinary shares, par value per share | $ / shares	$ 0.00005		$ 0.00005		$ 0.00005
Conversion of Class B to Class A ordinary shares, shares	64,400,200	64,400,200
Ordinary shares issued	420,001,792		350,804,532		333,787,552
Ordinary shares, shares outstanding	420,001,792		350,804,532		333,787,552
Number of common shares issued during period	3,572,880	3,572,880	6,513,460	6,513,460	894,760	894,760
Issuance of ordinary shares from exercise of share options, shares	4,797,060	4,797,060	17,016,980	17,016,980	894,760	894,760
Aggregate consideration from shares issued from exercise of stock options | $	$ 2,456		$ 6,014		$ 831
Repurchased of ordinary shares					2,602,000	2,602,000
Repurchased of ordinary shares, consideration | $					$ 2,999
Class B Ordinary shares [Member]
Class of Stock [Line Items]
Authorized share capital, ordinary shares	300,000,000		300,000,000		300,000,000
Ordinary shares, par value per share | $ / shares	$ 0.00005		$ 0.00005		$ 0.00005
Conversion of Class B to Class A ordinary shares, shares	(64,400,200)	(64,400,200)
Ordinary shares issued	10,000,099		74,400,299		74,400,299
Ordinary shares, shares outstanding	10,000,099		74,400,299		74,400,299